UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _12/31/14

Item 1. Schedule of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2014 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.5%
New York 97.5%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, 5.75%, 11/15/22	$4,090,000	$4,614,992
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%,
9/15/24	1,135,000	1,400,942
9/15/26	1,245,000	1,519,772
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	3,377,744
1/15/28	4,420,000	4,515,516
1/15/29	4,535,000	4,557,403
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,641,206
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/20	8,345,000	9,580,894
5.25%, 5/01/24	16,520,000	19,011,546
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,161,202
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,090,064
4.00%, 12/15/20	1,110,000	1,229,836
Islip Union Free School District GO, Suffolk County, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/18	2,215,000	2,260,474
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,741,700
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,325,800
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Student Housing Project, Series A, CIFG
Insured, 5.00%, 6/01/15	185,000	187,481
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,155,603
4.75%, 6/01/23	2,860,000	3,186,011
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%,
5/01/26	5,000,000	5,941,750
5/01/29	9,645,000	11,342,713
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,516,848
7/01/27	6,220,000	7,386,685
MTA Dedicated Tax Fund Revenue, Refunding, Series A, zero cpn., 11/15/32	70,000,000	36,435,000
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,806,018
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,596,700
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,412,362
Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,556,824
MTA Service Contract Revenue, Refunding, Series A,
5.50%, 7/01/15	5,000,000	5,129,950
5.75%, 7/01/18	1,310,000	1,517,281
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,421,144
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,663,016
Series A, 4.25%, 12/01/23	5,615,000	6,151,008
Series B, 4.25%, 12/01/23	5,925,000	6,490,600
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,393,960
New York City GO,
Fiscal 2006, Series C, NATL Insured, 5.00%, 8/01/16	375,000	385,043
Fiscal 2006, Series G, 5.00%, 8/01/15	325,000	334,025
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	552,895
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,310,080
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,168,600
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,944,250
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	10,306,679
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	12,087,400
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/16	125,000	128,456
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,004,227
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	8,924,720
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn., 3/01/21	10,150,000	8,674,190

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series DD, 5.00%, 6/15/23	6,000,000	7,349,940
Series DD, 5.00%, 6/15/29	7,790,000	9,324,552
Series EE, 5.00%, 6/15/28	8,000,000	9,391,840
Series FF, 5.00%, 6/15/22	6,800,000	8,203,928
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/18	550,000	594,336
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,416,586
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,136,630
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,559,263
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, Subordinate, Series A, Sub Series A-1, 5.00%, 5/01/22	10,000,000	11,440,300
Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,409,600
Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,984,200
New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,253,228
Subordinate, Refunding, Series B, 5.00%, 11/01/22	90,000	98,232
Subordinate, Refunding, Series B, 5.00%, 11/01/23	5,665,000	6,179,099
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	70,000	77,067
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	3,770,000	4,150,582
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,570,050
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	11,440,184
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/20	5,775,000	5,994,219
New York State Dormitory Authority Lease Revenue,
Master Boces Program, Delaware Chenango Madison Otsego Board of Cooperative Educational Services Issue, XLCA
Insured, 5.00%, 8/15/21	5,340,000	5,868,179
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	9,466,160
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	501,690
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,017,100
Department of Health, Refunding, 5.00%, 7/01/19	3,740,000	3,785,067
Department of Health, Refunding, Sub Series 2, NATL RE, FGIC Insured, 5.00%, 7/01/18	5,000,000	5,016,150
Hospital Insured Mortgage, Series A, AGMC Insured, 5.25%, 8/15/15	1,610,000	1,615,651
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,599,969
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/18	2,975,000	2,984,669
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	570,795
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	5,059,334
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,500,575
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/19	2,500,000	2,727,500
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/20	3,670,000	4,005,842
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/19	1,500,000	1,706,670
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,440,220
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.375%, 5/15/21	1,980,000	2,110,383
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.50%, 5/15/22	2,000,000	2,117,200
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.625%, 5/15/23	2,000,000	2,116,260
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.75%, 5/15/24	2,000,000	2,119,440
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1,
4.00%, 1/15/21	13,510,000	14,815,877
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 2, Sub
Series 2-2, 5.00%, 1/15/21	6,675,000	7,371,736
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,185,830
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,498,826
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,191,800
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/23	2,000,000	2,153,700
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,668,600
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	13,295,461
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,100,052
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	3,084,985

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,411,850
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,233,148
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,333,400
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty, 7.25%, 10/01/28	7,615,000	9,206,078
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,290,048
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,662,840
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	8,523,539
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,629,720
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	16,607,069
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,750,100
Non-State Supported Debt, St. John's University, Series A, NATL Insured, 5.00%, 7/01/24	1,000,000	1,091,770
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/22	1,250,000	1,422,050
Non-State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/22	500,000	540,265
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL RE, FGIC Insured, 5.50%, 7/01/22	10,000,000	12,250,800
Secondarily Insured, City University, Consolidated Fifth General Resources, Refunding, Series B, BHAC Insured, 5.00%,
7/01/21	10,160,000	11,489,131
Secured Hospital, Catskill Regional Medical Center, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 2/15/18	2,300,000	2,312,811
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/22	9,240,000	11,441,892
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/21	1,980,000	2,107,472
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/22	1,730,000	1,841,118
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/19	5,405,000	6,113,758
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/20	3,460,000	3,934,747
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/21	5,400,000	6,145,038
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/19	65,000	74,242
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/20	40,000	45,687
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/21	75,000	85,663
State Supported Debt, Mental Health Services Facilities Improvement, Series E, NATL Insured, 5.00%, 2/15/15	1,245,000	1,252,084
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
RE, FGIC Insured, 5.50%, 5/15/21	7,000,000	8,530,550
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
RE, FGIC Insured, 5.50%, 5/15/24	7,790,000	9,788,213
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series F, Pre-Refunded, 5.00%, 3/15/23	1,000,000	1,009,376
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,750,960
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,333,319
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,677
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21	1,115,000	1,277,177
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	11,102,387
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,183,541
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,742,150
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty, 5.00%,
2/15/20	5,705,000	6,634,459
2/15/21	5,790,000	6,678,070
2/15/22	4,615,000	5,308,265
New York State Thruway Authority General Revenue,
Series F, AMBAC Insured, 5.00%, 1/01/22	5,040,000	5,046,854
Series F, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/22	1,495,000	1,495,000
Series I, 5.00%, 1/01/25	5,000,000	5,877,250
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General,
Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	4,330,000	4,479,168
Series B, 5.00%, 4/01/18	5,000,000	5,554,200
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/21	670,000	693,691
New York State Thruway Authority Revenue,
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,802,050
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,828,400
Refunding, Series K, AGMC Insured, 5.00%, 1/01/28	10,000,000	11,876,200

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,790,550
Series B, 5.00%, 4/01/21	5,000,000	5,708,900
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%,
3/15/21	10,000,000	11,438,500
3/15/26	5,000,000	5,859,800
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,630,600
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,859,924
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,382,118
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/22	1,500,000	1,714,425
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/23	2,500,000	2,854,275
State Personal Income Tax, Series E, 5.00%, 3/15/22	5,000,000	6,026,000
State Personal Income Tax, State Facilities and Equipment, Series B, AGMC Insured, Pre-Refunded, 5.00%, 3/15/21	1,000,000	1,009,470
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	12,300,000	13,587,687
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%, 7/15/29	7,060,000	8,018,466
Port Authority of New York and New Jersey Revenue, Consolidated, 184th Series, Refunding, 5.00%,
9/01/25	2,655,000	3,267,110
9/01/28	3,250,000	3,933,605
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	12,000,000	12,901,800
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	12,000,000	13,434,960
Suffolk County GO, Refunding,
AGMC Insured, 5.00%, 2/01/23	5,045,000	6,022,418
Series A, 5.00%, 4/01/19	3,435,000	3,900,855
Series A, 5.00%, 4/01/20	2,240,000	2,530,058
Series B, AGMC Insured, 5.25%, 5/01/15	100,000	101,618
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	1,440,000	1,505,102
4/15/18	1,050,000	1,140,941
Triborough Bridge and Tunnel Authority Revenues,
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,747,400
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,861,103
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	3,082,846
11/15/28	2,995,000	3,532,333
Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%, 5/01/19	1,525,000	1,546,609
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,151,390
Total Municipal Bonds (Cost $936,314,482) 97.5%		1,002,756,307

Other Assets, less Liabilities 2.5%		26,205,465
Net Assets 100.0%		$1,028,961,772

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
EDC - Economic Development Corp.
FGIC - Financial Guaranty Insurance Co.
GO - General Obligation
HDC - Housing Development Corp.
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDC - Industrial Development Corp.
MFHR - Multi-Family Housing Revenue

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
XLCA	-	XL Capital Assurance

Franklin New York Tax-Free Trust

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$936,273,548

Unrealized appreciation	$66,737,773
Unrealized depreciation	(255,014)
Net unrealized appreciation (depreciation)	$66,482,759

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By  /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015